Principal activities and basis of presentation (Details)	Mar. 31, 2021 item
Principal activities
Number of cord banking licenses issued by authorities that are held by the entity	3
Beijing municipality
Principal activities
Number of cord banking licenses issued by authorities that are held by the entity	1
Guangdong province
Principal activities
Number of cord banking licenses issued by authorities that are held by the entity	1
Zhejiang province
Principal activities
Number of cord banking licenses issued by authorities that are held by the entity	1